Fair Value of Financial Instruments (Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Detail) (Restricted Units, USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Restricted Units
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of the beginning of the period	$ 36,306	$ 5,667	$ 5,667	$ 6,800
Included in earnings	0	0	32,906	115
Transfers in and/or out of Level 3	0	0	0	0
Repurchase of restricted units	0	(2,267)	(2,267)	(1,133)
Converted to shares of common stock	(36,306)	0	0	(115)
Balance as of the end of the period	$ 0	$ 3,400	$ 36,306	$ 5,667